Supplemental Guarantor Information Consolidating Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Guarantor Information [Line Items]
Net sales	$ 3,492.4	$ 3,708.2	$ 3,664.6	$ 3,116.7	$ 3,418.4	$ 3,501.1	$ 3,314.0	$ 2,755.2	$ 13,981.9	$ 12,988.7	$ 12,074.5
Cost of sales									11,654.7	10,872.9	10,153.2
Gross profit	577.9	614.3	610.5	524.5	557.6	567.2	534.5	456.5	2,327.2	2,115.8	1,921.3
Selling and administrative expenses									1,345.1	1,226.0	1,110.3
Advertising expense									162.9	147.8	138.0
Income from operations	197.2	237.5	223.5	161.0	179.9	204.6	205.9	151.6	819.2	742.0	673.0
Interest (expense) income, net									(146.5)	(159.5)	(197.3)
Net loss on extinguishments of long-term debt									(2.1)	(24.3)	(90.7)
Management fee										0.0	0.0
Gain on remeasurement of equity investment									0.0	98.1	0.0
Other income (expense), net									1.8	(9.3)	2.7
Income before income taxes									672.4	647.0	387.7
Income tax expense									(248.0)	(243.9)	(142.8)
Income (loss) before equity in earnings of subsidiaries									424.4	403.1	244.9
Equity in earnings of subsidiaries									0.0	0.0	0.0
Net income	$ 103.2	$ 125.9	$ 117.5	$ 77.8	$ 89.3	$ 150.9	$ 108.2	$ 54.7	424.4	403.1	244.9
Reportable Legal Entities | Parent Guarantor
Supplemental Guarantor Information [Line Items]
Net sales									0.0	0.0	0.0
Cost of sales									0.0	0.0	0.0
Gross profit									0.0	0.0	0.0
Selling and administrative expenses									0.0	0.0	0.0
Advertising expense									0.0	0.0	0.0
Income from operations									0.0	0.0	0.0
Interest (expense) income, net									0.0	0.0	0.0
Net loss on extinguishments of long-term debt									0.0	0.0	0.0
Management fee										0.0	0.0
Gain on remeasurement of equity investment										0.0
Other income (expense), net									0.0	0.0	0.0
Income before income taxes									0.0	0.0	0.0
Income tax expense									0.0	0.0	0.0
Income (loss) before equity in earnings of subsidiaries									0.0	0.0	0.0
Equity in earnings of subsidiaries									424.4	403.1	244.9
Net income									424.4	403.1	244.9
Reportable Legal Entities | Subsidiary Issuer
Supplemental Guarantor Information [Line Items]
Net sales									0.0	0.0	0.0
Cost of sales									0.0	0.0	0.0
Gross profit									0.0	0.0	0.0
Selling and administrative expenses									114.8	114.5	112.8
Advertising expense									0.0	0.0	0.0
Income from operations									(114.8)	(114.5)	(112.8)
Interest (expense) income, net									(145.8)	(158.3)	(197.7)
Net loss on extinguishments of long-term debt									(2.1)	(24.3)	(90.7)
Management fee										4.2	3.9
Gain on remeasurement of equity investment										0.0
Other income (expense), net									0.2	(11.1)	1.2
Income before income taxes									(262.5)	(304.0)	(396.1)
Income tax expense									79.9	103.3	141.0
Income (loss) before equity in earnings of subsidiaries									(182.6)	(200.7)	(255.1)
Equity in earnings of subsidiaries									607.0	603.8	500.0
Net income									424.4	403.1	244.9
Reportable Legal Entities | Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
Net sales									12,619.3	12,151.2	11,542.3
Cost of sales									10,514.4	10,158.6	9,684.9
Gross profit									2,104.9	1,992.6	1,857.4
Selling and administrative expenses									1,057.4	1,020.9	962.3
Advertising expense									157.2	143.2	134.0
Income from operations									890.3	828.5	761.1
Interest (expense) income, net									6.7	2.3	0.1
Net loss on extinguishments of long-term debt									0.0	0.0	0.0
Management fee										0.0	0.0
Gain on remeasurement of equity investment										0.0
Other income (expense), net									1.0	1.6	1.5
Income before income taxes									898.0	832.4	762.7
Income tax expense									(319.9)	(307.2)	(278.1)
Income (loss) before equity in earnings of subsidiaries									578.1	525.2	484.6
Equity in earnings of subsidiaries									0.0	0.0	0.0
Net income									578.1	525.2	484.6
Reportable Legal Entities | Non-Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
Net sales									1,362.6	837.5	532.2
Cost of sales									1,140.3	714.3	468.3
Gross profit									222.3	123.2	63.9
Selling and administrative expenses									172.9	90.6	35.2
Advertising expense									5.7	4.6	4.0
Income from operations									43.7	28.0	24.7
Interest (expense) income, net									(7.4)	(3.5)	0.3
Net loss on extinguishments of long-term debt									0.0	0.0	0.0
Management fee										(4.2)	(3.9)
Gain on remeasurement of equity investment										98.1
Other income (expense), net									0.6	0.2	0.0
Income before income taxes									36.9	118.6	21.1
Income tax expense									(8.0)	(40.0)	(5.7)
Income (loss) before equity in earnings of subsidiaries									28.9	78.6	15.4
Equity in earnings of subsidiaries									0.0	0.0	0.0
Net income									28.9	78.6	15.4
Reportable Legal Entities | Co-Issuer
Supplemental Guarantor Information [Line Items]
Net sales									0.0	0.0	0.0
Cost of sales									0.0	0.0	0.0
Gross profit									0.0	0.0	0.0
Selling and administrative expenses									0.0	0.0	0.0
Advertising expense									0.0	0.0	0.0
Income from operations									0.0	0.0	0.0
Interest (expense) income, net									0.0	0.0	0.0
Net loss on extinguishments of long-term debt									0.0	0.0	0.0
Management fee										0.0	0.0
Gain on remeasurement of equity investment										0.0
Other income (expense), net									0.0	0.0	0.0
Income before income taxes									0.0	0.0	0.0
Income tax expense									0.0	0.0	0.0
Income (loss) before equity in earnings of subsidiaries									0.0	0.0	0.0
Equity in earnings of subsidiaries									0.0	0.0	0.0
Net income									0.0	0.0	0.0
Consolidating Adjustments
Supplemental Guarantor Information [Line Items]
Net sales									0.0	0.0	0.0
Cost of sales									0.0	0.0	0.0
Gross profit									0.0	0.0	0.0
Selling and administrative expenses									0.0	0.0	0.0
Advertising expense									0.0	0.0	0.0
Income from operations									0.0	0.0	0.0
Interest (expense) income, net									0.0	0.0	0.0
Net loss on extinguishments of long-term debt									0.0	0.0	0.0
Management fee										0.0	0.0
Gain on remeasurement of equity investment										0.0
Other income (expense), net									0.0	0.0	0.0
Income before income taxes									0.0	0.0	0.0
Income tax expense									0.0	0.0	0.0
Income (loss) before equity in earnings of subsidiaries									0.0	0.0	0.0
Equity in earnings of subsidiaries									(1,031.4)	(1,006.9)	(744.9)
Net income									$ (1,031.4)	$ (1,006.9)	$ (744.9)